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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   MARCH 31, 2001
                                               ------------------------


Check here if Amendment [ X ]; Amendment Number:          1
                                                    --------------
     This Amendment (Check only one.):      [X]    is a restatement.
                                            [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Second Curve Capital, LLC
Address:      200 Park Avenue
              New York, NY  10166



Form 13F File Number: 28-6413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen D. Krug
Title:   Chief Operating Officer
Phone:   (212) 808-3546

Signature, Place, and Date of Signing:

/S/ STEPHEN D. KRUG                      NEW YORK, NY-        MAY 22, 2001
------------------------------    ------------------------  -------------------
             [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                 ----------

Form 13F Information Table Entry Total:              25
                                                 ----------

Form 13F Information Table Value Total:            $243
                                                 ----------
                                                (thousands)




List of Other Included Managers:

None



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             FORM 13F INFORMATION TABLE SECOND CURVE CAPITAL LLC
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
 COLUMN 1               COLUMN 2     COLUMN 3      COLUMN 4          COLUMN 5      COLUMN 6        COLUMN 7          COLUMN 8
 ---------              ---------     ---------    ---------        ---------     ---------       ---------         ---------
                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
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NAME OF ISSUER   TITLE OF CLASS    CUSIP    VALUE (X1000)  SHRS OR PRN / PUT/   INVESTMENT  OTHER   SOLE       SHARED       NONE
                                                           AMOUNT               DISCRETION  MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
AMERICREDIT CORP             COM     03060R101   3,829       118,072    SH        SOLE              118,072
AMERITRADE HLDG CORP         CL A    03072H109   2,113       400,119    SH        SOLE              400,119
BANK OF AMERICA CORPORATION  COM     60505104   16,433       300,148    SH        SOLE              300,148
BLACKROCK INC                CL A    09247X101   5,160       143,342    SH        SOLE              143,342
CAPITAL ONE FINL CORP        COM     14040H105  19,590       352,975    SH        SOLE              352,975
COMMERCE BANCORP INC NJ      COM     200519106  10,585       176,419    SH        SOLE              176,419
CORILLIAN CORP               COM     218725109   3,066       516,390    SH        SOLE              516,390
DIME BANCORP INC NEW         COM     25429Q102  15,900       485,493    SH        SOLE              485,493
E TRADE GROUP INC            COM     269246104   1,151       164,856    SH        SOLE              164,856
FIRST REP BK SAN FRANCISCO   COM     336158100   7,260       329,997    SH        SOLE              329,997
FIRST UN CORP                COM     337358105  15,881       481,247    SH        SOLE              481,247
GOLDEN ST BANCORP INC        COM     381197102  11,466       411,246    SH        SOLE              411,246
GOLDEN WEST FINL CORP DEL    COM     381317106   1,877        28,914    SH        SOLE               28,914
GREENPOINT FINL CORP         COM     395384100  14,547       446,228    SH        SOLE              446,228
HIBERNIA CORP                CL A    428656102   3,635       260,226    SH        SOLE              260,226
NEXTCARD INC                 COM     65332K107  10,411     1,009,557    SH        SOLE            1,009,557
PACIFIC CENTY FINL CORP      COM     694058108  16,600       873,664    SH        SOLE              873,664
PROVIDIAN FINL GROUP         COM     74406A102  17,416       355,069    SH        SOLE              355,069
RESOURCE BANCSHARES
MTG GROUP                    COM     761197102     129        17,202    SH        SOLE               17,202
S1 CORPORATION               COM     78463B101   1,955       269,710    SH        SOLE              269,710
SOVEREIGN BANCORP INC        COM     845905108  16,316     1,926,645    SH        SOLE            1,926,645
TCF FINL CORP                COM     872275102   5,645       149,391    SH        SOLE              149,391
UNIONBANCAL CORP             COM     908906100  20,700       712,551    SH        SOLE              712,551
WASHINGTON MUT INC           COM     939322103  18,351       335,181    SH        SOLE              335,181
WELLS FARGO & CO NEW         COM     949746101   7,162       144,780    SH        SOLE              144,780



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